Leases (Table)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Lease Income
Lease income for fiscal 2020 is as follows:

Millions of yen
Fiscal Year ended March 31, 2020
Lease income – net investment in leases
Interest income	¥72,663
Other	2,412
Lease income – operating leases*	430,665

Total lease income	¥505,740

*	Gains from the disposition of real estate under operating leases included in operating lease revenues are ¥30,154 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues are ¥20,918 million for fiscal year 2020.

Net investment in lease direct financing and sales type
Net investment in leases at March 31, 2020 consists of the following:

Millions of yen
March 31, 2020
Lease receivables	¥1,049,409
Unguaranteed residual value	27,868
Initial direct costs	3,687

Total	¥1,080,964

Investment in Operating Leases
Investment in operating leases at March 31, 2020 consists of the following:

Millions of yen
March 31, 2020
Transportation equipment	¥1,305,908
Measuring and information-related equipment	287,301
Real estate	305,981
Other	32,119

1,931,309
Accumulated depreciation	(678,245)

Net	1,253,064
Right-of-use assets (operating leases)	121,553
Accrued rental receivables	25,384

Total	¥1,400,001

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease
Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2020 are as follows:

Millions of yen
Fiscal Year ended March 31, 2020
Depreciation expenses	¥209,586
Various expenses	80,018

Total	¥289,604

Lease Receivables of the Operating Lease Contracts	Remaining lease receivables of the operating lease contracts range up to 61 years at March 31, 2020. At March 31, 2020, the amounts due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Net investment in leases	Operating leases
2021	¥411,013	¥289,277
2022	297,692	194,257
2023	197,792	130,752
2024	120,602	83,242
2025	68,894	48,525
Thereafter	82,385	126,200

Total lease payments	1,178,377	¥872,253

Less imputed interest	(128,968)

Total lease receivables	¥1,049,409

Component of Lease Expense
The component of lease expense for fiscal 2020 are as follows:

Millions of yen
Year ended March 31, 2020
Finance lease cost
Depreciation expenses of right-of-use assets	¥743
Interest expenses of lease liabilities	302

1,045

Operating lease cost	42,427
Short-term lease cost	2,633
Variable lease cost	948
Sublease income	(3,688)

Total	¥43,365

Cash Flow Information Related To Lease
Supplemental cash flow information related to leases for fiscal 2020 are as follows:

	Millions of yen
	Year Ended March 31, 2020
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥302	¥44,610
Cash flows from financing activities	494	0

Right-of-use assets obtained in exchange for lease liabilities:	¥531	¥39,775

Balance Sheet Information Related to Lessee Leases
Supplemental balance sheet information related to lessee leases at March 31, 2020 are as follows:

	Millions of yen, except lease term and discount rate
	March 31, 2020
	Finance leases	Operating leases
Investment in Operating Leases	¥0	¥121,553
Property under Facility Operations	2,241	73,226
Office Facilities	8	75,381

Total right-of-use assets	2,249	270,160

Other Liabilities	2,840	266,790

Total lease liabilities	¥2,840	¥266,790

Weighted average remaining lease term	9years	13years

Weighted average discount rate	3.01%	1.08%

Operating And Finance Lease Liability Maturity
At March 31, 2020, the amounts of lease liabilities related to lessee leases due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Finance leases	Operating leases
2021	¥485	¥45,303
2022	484	30,701
2023	482	26,884
2024	477	23,861
2025	473	21,649
Thereafter	848	135,909

Total lease payments	3,249	284,307

Less imputed interest	(409)	(17,517)

Total lease liabilities	¥2,840	¥266,790